Fees Summary	Mar. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,000,000,000
Previously Paid Amount	0
Total Fee Amount	828,600
Total Offset Amount	$ 0
Narrative Disclosure

(1)	The maximum aggregate offering price of the securities to which the prospectus relates is $6,000,000,000. The prospectus is a final prospectus for the related offering.

Net Fee	$ 828,600
Narrative - Max Aggregate Offering Price	$ 6,000,000,000
Final Prospectus	true